EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Weighted average effective interest rate	7.10%	4.40%	3.40%
Total borrowings	$ 966,900	$ 1,135,500	$ 842,400
Right-of-use lease liabilities	5,000	5,600	8,300
Total borrowings (before deduction of borrowings costs)	973,000	1,142,800	845,200
Borrowings costs	(11,100)	(13,000)	(10,900)
Hereof non-current	849,818	926,450	739,543
Hereof current	$ 117,107	$ 208,951	$ 102,858
CMBFL
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Fixed/floating	Fixed
Maturity	2033	—	—
Effective interest rate	4.90%
Total borrowings	$ 37,300
Sale-and-leaseback transaction prepayment
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Fixed/floating	N/A
Maturity	—	2022	—
Total borrowings		$ 21,000
Right-of-use lease liabilities
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Total borrowings	$ 5,000	$ 5,700	$ 8,100
Fixed Rate Borrowings [Member]
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Total borrowings	233,700
Fixed Rate Borrowings [Member] | At fair value [member]
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Total borrowings	$ 223,500
Floating interest rate | CEXIM
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Fixed/floating	Floating
Maturity	2030	2030	2030
Effective interest rate	7.00%	4.00%	3.20%
Total borrowings	$ 41,100	$ 44,900	$ 96,400
Floating interest rate | Term Facility
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Fixed/floating	Floating
Maturity	2026	2026	2026
Effective interest rate	7.60%	3.80%	3.00%
Total borrowings	$ 143,800	$ 279,400	$ 299,100
Floating interest rate | DSF Facility
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Fixed/floating	Floating
Maturity	2027	2027	2027
Effective interest rate	6.70%	3.60%	2.90%
Total borrowings	$ 201,800	$ 221,900	$ 150,300
Floating interest rate | HCOB Facility
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Fixed/floating	Floating
Maturity	2025	2025	2025
Effective interest rate	9.90%	5.10%	4.30%
Total borrowings	$ 42,400	$ 85,300	$ 81,200
Floating interest rate | HCOB Facility 2
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Fixed/floating	Floating
Maturity	2026	2026	2025
Effective interest rate	8.30%	4.50%	3.90%
Total borrowings	$ 21,100	$ 25,400	$ 33,300
Floating interest rate | KFW Facility
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Fixed/floating	Floating
Maturity	2032	2032	2032
Effective interest rate	7.10%	4.10%	3.30%
Total borrowings	$ 37,900	$ 40,900	$ 44,000
Floating interest rate | Bocomm 1
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Fixed/floating	Floating
Maturity	2025	2025	2025
Effective interest rate	8.70%	4.90%	4.10%
Total borrowings	$ 49,400	$ 59,200	$ 57,800
Floating interest rate | Bocomm 2
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Fixed/floating	Floating
Maturity	2031	2031	—
Effective interest rate	7.40%	4.90%
Total borrowings	$ 71,300	$ 37,800
Floating interest rate | Bocomm 3
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Fixed/floating	Floating
Maturity	2029	2029	—
Effective interest rate	7.80%	4.90%
Total borrowings	$ 90,900	$ 99,500
Floating interest rate | Eifuku
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Fixed/floating	Floating
Maturity	2026	2026	2026
Effective interest rate	7.90%	4.30%	3.90%
Total borrowings	$ 20,900	$ 22,400	$ 24,100
Floating interest rate | Showa
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Fixed/floating	Floating
Maturity	2024	2024	2024
Effective interest rate	8.60%	4.10%	3.30%
Total borrowings	$ 18,700	$ 20,900	$ 23,000
Floating interest rate | Other credit facilities
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Fixed/floating	Fixed
Maturity	2026	—	—
Effective interest rate	3.10%
Total borrowings	$ 4,900
Fixed interest rate
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Right-of-use lease liabilities	$ 916,000
Fixed interest rate | CDBL
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Fixed/floating	Fixed
Maturity	2029	2029	—
Effective interest rate	5.80%	5.80%
Total borrowings	$ 160,800	$ 150,800
Fixed interest rate | Springliner
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Fixed/floating	Fixed
Maturity	2026	2026	2026
Effective interest rate	4.80%	4.80%	4.80%
Total borrowings	$ 30,700	$ 33,400	$ 36,000